LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 4, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

CLEARBRIDGE MID CAP CORE FUND,

EACH DATED MARCH 1, 2015

Effective on or about January 4, 2016, the following supplements and replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information. The fund’s investment objective, policies and strategies are unchanged.

The fund will be renamed ClearBridge Mid Cap Fund.

Please retain this supplement for future reference.

CBAX212458